PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Accumulated depreciation		Net Book Value
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
a) Property, plant and equipment
Construction in progress (1)	479,871	258,246	—	—	479,871	258,246
Land	39,818	44,244	—	—	39,818	44,244
Buildings	120,736	129,036	(60,313)	(61,478)	60,423	67,558
Plant and equipment	11,727,067	10,738,500	(5,085,126)	(4,508,356)	6,641,941	6,230,144
Own aircraft (3) (4)	10,678,834	9,856,365	(4,831,914)	(4,259,729)	5,846,920	5,596,636
Other (2)	1,048,233	882,135	(253,212)	(248,627)	795,021	633,508
Machinery	24,005	29,092	(22,927)	(27,716)	1,078	1,376
Information technology equipment	158,900	163,382	(139,607)	(146,040)	19,293	17,342
Fixed installations and accessories	174,859	186,179	(126,886)	(131,769)	47,973	54,410
Motor vehicles	48,320	49,560	(42,323)	(44,385)	5,997	5,175
Leasehold improvements	236,509	266,631	(61,760)	(53,201)	174,749	213,430
Subtotal Properties, plant and equipment	13,010,085	11,864,870	(5,538,942)	(4,972,945)	7,471,143	6,891,925
b) Right of use
Aircraft (3)	5,810,997	5,388,147	(3,262,942)	(3,243,065)	2,548,055	2,145,082
Other assets	398,017	248,614	(230,518)	(194,491)	167,499	54,123
Subtotal Right of use	6,209,014	5,636,761	(3,493,460)	(3,437,556)	2,715,554	2,199,205
Total	19,219,099	17,501,631	(9,032,402)	(8,410,501)	10,186,697	9,091,130
(1)As of December 31, 2024, includes advances paid to aircraft manufacturers for Th US$452,765 (ThUS$242,069 as of December 31, 2023).
(2)Consider mainly rotables and tools.
(3)As of December 31, 2024 , the additions of 9 aircraft, 3 Airbus A320 for MUS$34,760 and 6 Boeing B777 for MUS$296,198.
(4)There were reclassified to Non-current assets or groups of assets for disposal as held for sale the following aircraft: As of 31 de diciembre 2023, 1 Boeing B767 and 6 Airbus A320 (see Note 13).
(a)Movement in the different categories of Property, plant and equipment:

	Construction in progress	Land	Buildings net	Plant and equipment net	Information technology equipment net	Fixed installations & accessories net	Motor vehicles net	Leasehold improvements net	Property, Plant and equipment net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1,2022	473,797	43,276	60,451	6,568,717	16,836	38,741	325	132,975	7,335,118
Additions	16,332	—	—	843,808	6,426	113	258	27,160	894,097
Disposals	—	—	—	(4,140)	—	(264)	(3)	—	(4,407)
Rejection fleet	—	—	—	—	—	—	—	—	—
Retirements	(75)	—	(2)	(42,055)	(24)	(836)	—	(313)	(43,305)
Depreciation expenses	—	—	(3,285)	(669,059)	(5,662)	(7,914)	(55)	(13,071)	(699,046)
Foreign exchange	(1,282)	1,073	918	11,527	(84)	2,365	(28)	7,593	22,082
Other increases (decreases) (*)	(99,962)	—	10,914	(403,950)	(883)	4,867	(74)	5,683	(483,405)
Changes, total	(84,987)	1,073	8,545	(263,869)	(227)	(1,669)	98	27,052	(313,984)
Closing balance as of December 31, 2022	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134

Opening balance as January 1, 2023	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134
Additions	8,835	—	—	870,640	5,794	4,246	—	48,866	938,381
Disposals	—	—	—	(2,701)	(1)	—	(16)	—	(2,718)
Rejection fleet	—	—	—	—	—	—	—	—	—
Retirements	(83)	—	—	(87,652)	(12)	(2)	—	—	(87,749)
Depreciation expenses	—	—	(4,104)	(716,590)	(5,918)	(8,789)	(68)	(10,185)	(745,654)
Foreign exchange	726	1,445	1,505	23,845	536	1,276	12	11,497	40,842
Other increases (decreases) (*)	(140,042)	(1,550)	1,161	(156,046)	334	20,607	—	3,225	(272,311)
Changes, total	(130,564)	(105)	(1,438)	(68,504)	733	17,338	(72)	53,403	(129,209)
Closing balance as of December 31, 2023	258,246	44,244	67,558	6,236,344	17,342	54,410	351	213,430	6,891,925

Opening balance as of January 1, 2024	258,246	44,244	67,558	6,236,344	17,342	54,410	351	213,430	6,891,925
Additions	20,754	—	—	1,215,040	9,669	421	—	8,289	1,254,173
Disposals	—	—	—	(2,940)	(8)	—	(2)	—	(2,950)
Retirements	—	—	—	(56,148)	(91)	(89)	—	—	(56,328)
Depreciation expenses	—	—	(3,992)	(771,104)	(5,724)	(8,877)	(65)	(9,790)	(799,552)
Foreign exchange	(1,354)	(4,426)	(3,143)	(108,966)	(1,780)	(5,401)	—	(39,593)	(164,663)
Other increases (decreases) (*)	202,225	—	—	136,506	(115)	7,509	—	2,413	348,538
Changes, total	221,625	(4,426)	(7,135)	412,388	1,951	(6,437)	(67)	(38,681)	579,218
Closing balance as of December 31, 2024	479,871	39,818	60,423	6,648,732	19,293	47,973	284	174,749	7,471,143
(*) As of December 31, 2024 no aircraft were reclassified. This amount included the following aircraft reclassified to Non-current assets or groups of assets for disposal as held for sale: As of December 31, 2023, 1 Boeing B767 ThUS$(21,578) and 6 Airbus A320 ThUS$(36,326). As of December 31, 2022, 6 Airbus A320 ThUS$(29,328) and 28 Airbus A319 ThUS$(373,410).
(b)Right of use assets:

	Aircraft	Others	Net right of use assets
	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2022	2,101,742	53,007	2,154,749
Additions	372,571	13,087	385,658
Depreciation expense	(249,802)	(16,368)	(266,170)
Cumulative translate adjustment	919	1,392	2,311
Other increases (decreases)	(898,609)	12,588	(886,021)
Total changes	(774,921)	10,699	(764,222)
Closing balance as of December 31, 2022	1,326,821	63,706	1,390,527

Opening balance as January 1, 2023	1,326,821	63,706	1,390,527
Additions	1,013,314	2,988	1,016,302
Depreciation expense	(178,570)	(14,816)	(193,386)
Cumulative translate adjustment	56	3,351	3,407
Other increases (decreases)	(16,539)	(1,106)	(17,645)
Total changes	818,261	(9,583)	808,678
Closing balance as of December 31, 2023	2,145,082	54,123	2,199,205

Opening balance as of January 1, 2024	2,145,082	54,123	2,199,205
Additions (*)	601,723	50,838	652,561
Depreciation expense	(284,234)	(27,315)	(311,549)
Cumulative translate adjustment	48	(8,317)	(8,269)
Other increases (decreases)	85,436	98,170	183,606
Total changes	402,973	113,376	516,349
Closing balance as of December 31, 2024	2,548,055	167,499	2,715,554

(*) As of December 31, 2024, the additions of 6 Airbus A320 aircraft and 26 Airbus A319 aircraft as a result of a sale and lease contract are considered.
(c)Fleet composition

		Aircraft included in Property, plant and equipment				Aircraft included as Rights of use assets				Total fleet
Aircraft	Model	As of December 31, 2024		As of December 31, 2023		As of December 31, 2024		As of December 31, 2023		As of December 31, 2024	As of December 31, 2023
Boeing 767	300ER	9	(3)	11	(3)	—		—		9	11
Boeing 767	300F	18	(2) (3)	16	(2) (3)	1		1		19	17
Boeing 777	300ER	10	(4)	4		—	(4)	6		10	10
Boeing 787	8	4		4		6		6		10	10
Boeing 787	9	2		2		25		24		27	26
Airbus A319	100	11	(2)	11	(2)	27		1		38	12
Airbus A320	200	86	(2) (4)	83	(2)	49	(4)	46	(1)	135	129
Airbus A320	NEO	3		1		27		23		30	24
Airbus A321	200	19		19		30		30		49	49
Airbus A321	NEO	0		0		14		7		14	7
Airbus A330	200	0		0		2	(5)	—		2	—
Total		162		151		181		144		343	295

(1) Include 1 aircraft with a short-term lease, which was excluded from the right of use.
(2) Some aircraft of these fleets were reclassified to non-current assets or groups of assets for disposal as held for sale, (see Note 13).
(3) Considers the conversions from Boeing 767-300ER (passenger) to Boeing 767-300F (freighter) Aircraft.
(4) 9 aircraft from these fleets (3 Airbus A320 and 6 Boeing B777) were transferred from right of use assets to properties, plants and equipment.
(5) As of December 31, 2024, 2 A330-200 aircraft are added to the fleet under an operating lease with WAMOS.
(d)Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Depreciation method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25

(*)Except in the case of the Boeing 767 300ER, Boeing 777-300ER, Airbus 320 Family and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22, 23, 25 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.
(e)Additional information regarding Property, plant and equipment:
(i)Property, plant and equipment pledged as guarantee:

Description of Property, plant and equipment pledged as guarantee:

				As of December 31, 2024		As of December 31, 2023
Guarantee agent (1)	Creditor company	Committed Assets	Fleet	Existing Debt	Book Value	Existing Debt	Book Value
				ThUS$	ThUS$	ThUS$	ThUS$
Wilmington Trust Company	MUFG	Aircraft and engines	Airbus A319	—	—	2,703	12,326
			Airbus A320	—	—	17,441	151,873
			Boeing 767	—	—	20,427	143,281
			Boeing 777	115,727	132,643	132,585	144,186

Credit Agricole	Credit Agricole	Aircraft and engines	Airbus A319	4,441	2,401	3,413	3,752
			Airbus A320	238,131	114,450	190,001	142,075
			Airbus A321	7,022	3,920	6,007	4,393
			Boeing 767	—	—	8,849	23,018
			Boeing 787	117,089	45,703	58,499	38,971

Bank Of Utah	BNP Paribas	Aircraft and engines	Boeing 787	159,624	196,134	171,704	208,601

Total direct guarantee				642,034	495,251	611,629	872,476

(1) For syndicated loans, given their own characteristics, the guarantee agent is the representative of the creditors.

The amounts of the current debts are presented at their nominal value. The net book values correspond to the assets granted as collateral.

Additionally, there are indirect guarantees associated with assets booked within Property, Plant and Equipment whose total debt as of December 31, 2024, amounts to ThUS$897,783 (ThUS$898,166 as of December 31, 2023). The book value of the assets with indirect guarantees as of December 31, 2024, amounts to ThUS$1,734,431 (ThUS$1,925,069 as of December 31, 2023).

As of December 31, 2024, the Company keeps valid letters of credit related to right of use assets according to the following detail:

Creditor Guarantee	Debtor	Type	Value ThUS$	Release date
Celestial Aviation Services Limited	LATAM Airlines Group S.A.	Three letters of credit	7,686	Dec 6, 2025
Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	20,186	Apr 29, 2025
			27,872
(ii)Commitments and others
Fully depreciated assets and commitments for future purchases are as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Gross book value of fully depreciated property, plant and equipment still in use	326,642	288,454
Commitments for the acquisition of aircraft (*)	20,400,000	15,700,000

(*) According to the manufacturer’s price list.

Aircraft purchase commitments:

	Year of delivery
Manufacturer	2025	2026	2027	2028-2030	Total
Airbus S.A.S.
A320neo Family	7	12	10	56	85
The Boeing Company
Boeing 787-9	—	—	1	14	15
Total	7	12	11	70	100
As of December 31, 2024, as a result of the different aircraft purchase contracts signed with Airbus S.A.S., 85 Airbus aircraft of the A320 family remain to be received with deliveries between 2025 and 2030. The approximate amount, according to manufacturer list prices, is ThUS$13,900,000.

As of December 31, 2024, as a result of the different aircraft purchase contracts signed with The Boeing Company, 15 Boeing aircraft of the 787 Dreamliner remain to be received with deliveries between 2027 and 2030. The approximate amount, according to manufacturer list prices, is ThUS$6,500,000.

The delivery dates of some of these aircraft could be modified as a result of the continuous discussions that are held with suppliers in the context of the current manufacturers' supply chain.

Aircraft operational lease commitments:

As of December 31, 2024, as a result of the different aircraft operating lease contracts signed with AerCap Holdings N.V., 4 Airbus Boeing 787 Dreamliner aircraft with delivery date between 2025 and 2026, remain to be received.

As of December 31, 2024, as a result of the various aircraft operating lease contracts signed with China Aircraft Leasing Group Holdings Limited, 3 Airbus of the A320 Neo family aircraft with delivery date in 2025, remain to be received.

As of December 31, 2024, as a result of the various aircraft operating lease contracts signed with Air Lease Corporation, 5 Airbus model A321XLR aircraft with deliveries between 2026 and 2027, remain to be received.

As of December 31, 2024, as a result of the various aircraft operating lease contracts signed with BOC Aviation Limited, 1 Airbus of the A320 Neo family aircraft with delivery date in 2025, remain to be received.

As of December 31, 2024, as a result of the various aircraft operating lease contracts signed with WAMOS Air S.A., 1 Airbus model A330 aircraft with delivery date in 2025, remain to be received.

As of December 31, 2024, as a result of the various aircraft operating lease contracts signed with Maverick Leasing (Ireland) DAC, 3 Airbus of the A320 Neo family aircraft with delivery date in 2025, remain to be received.
As of December 31, 2024, as a result of the various aircraft operating lease contracts signed with Jackson Square Aviation Ireland Limited, 4 Airbus model A320 Neo family aircraft with delivery date in 2025, remain to be received.

(iii)Capitalized interest costs with respect to Property, plant and equipment.

		For the year ended December 31,
		2024	2023	2022
Average rate of capitalization of capitalized interest costs	%	10.77	10.66	7.12
Costs of capitalized interest	ThUS$	27,506	10,136	10,575

(f) Assumption, Amendment & Rejection of Executory Contracts & Leases

On June 28, 2020, the Bankruptcy Court authorized the Debtors to establish procedures for the rejection of certain executory contracts and unexpired leases and on September 24, 2020, the Bankruptcy Court authorized the Debtors to establish procedures for the rejection of certain unexpired aircraft lease agreements, aircraft engine agreements and the abandonment of certain related assets. In accordance with these rejection procedures, the Bankruptcy Code and the Bankruptcy Rules the Debtors have or will reject certain contracts and leases (see notes 18 and 26). Relatedly, the Bankruptcy Court approved the Debtors’ request to extend the date by which the Debtors may assume or reject unexpired non-residential, real property leases until December 22, 2020. Pursuant to the Disclosure Statement Order, the Debtors have until the Effective Date of the Plan (as defined in the Plan) to assume or reject executory contracts and unexpired leases.

Further, the Debtors have filed motions to reject certain aircraft and engine leases and related agreements:

Bankruptcy Court approval date: Asset rejected:

January 29, 2021                     (i) 2 Airbus A320-family aircraft
April 23, 2021                     (i) 1 Airbus A350-941 aircraft
May 14, 2021                     (i) 6 Airbus A350 aircraft
June 17, 2021                     (i) 1 Airbus A350-941 aircraft
June 24, 2021                     (i) 3 Airbus A350-941 aircraft
November 3, 2021                 (i) 1 Rolls-Royce Trent XWB-84K engine;
(ii) 1 Rolls-Royce International Aero Engine AG V2527M-A5;

January 5, 2022                     (i) General Terms Agreement between Rolls-Royce PLC and Rolls-
Royce Totalcare Services Limited and TAM Linhas Aereas S.A.;

March 22, 2022                     (i) 1 International Aero Engines AG V2527-A5 engine; and

May 18, 2022                     (i) Framework Deed Relating to the purchase and leaseback of 10 used Airbus A330-200 aircraft, 9 new Airbus A350-900 aircraft, 4 new Boeing 787-9 aircraft and 2 new Boeing 787-8 aircraft.

As of December 31, 2021, and as a result of these contract rejections, performance obligations with the lenders and lessors were extinguished and the Company lost control over the related assets resulting in the derecognition of the assets and the liabilities associated with these aircraft. See Note 18 and 26.

Contracts rejected during 2022 in the previous table do not result in changes in the asset or liabilities structure of the Company, since these were general terms of agreement for purchases, engine maintenance contracts and short term leases which according to the accounting policies (see Note 2) should not be registered as right of use assets.
The Debtors also have filed motions to enter into certain new aircraft lease agreements, including

Bankruptcy Court Approval Date:            Counterparty / Aircraft

March 8, 2021                    Vermillion Aviation (nine) Limited, Aircraft MSNs 4860 and 4827

April 12, 2021                     Wilmington Trust Company, Solely in its Capacity as Trustee,
Aircraft MSNs 6698, 6780, 6797, 6798, 6894, 6895, 6899, 6949,
7005, 7036, 7081

May 30, 2021                     UMB Bank N.A., Solely in its Capacity as Trustee, Aircraft MSNs
38459, 38478, 38479, 38461

August 31, 2021                    (i) Avolon Aerospace Leasing Limited or its Affiliates, Aircraft
MSNs 38891, 38893, 38895
(ii) Sky Aero Management Ltd. ten Airbus A320neo

February 23, 2022                 Vmo Aircraft Leasing, 2 Boeing 787-9

March 17, 2022                    Avolon Aerospace Leasing Limited, 2 Airbus A321neo

March 17, 2022                     Air Lease Corporation, 3 Airbus A321NX

March 17, 2022                    AerCap Ireland, 2 Airbus A321-200NEO

March 18, 2022                     CDB Aviation Lease Finance DAC, 2 Airbus A321NX

April 14, 2022                     Macquarie Aircraft Leasing Services (Ireland) Ltd., 1 Airbus
A320-233

June 29, 2022                     UK Export Finance, 4 Boeing 787-9

August 12, 2022                     Air Lease Corporation, 3 Airbus A321XLR

September 8, 2022                 Air Lease Corporation, 2 Airbus A321XLR

In addition, the Debtors also have filed motions to enter into certain aircraft lease amendment agreements which have the effect of, among other things, reducing the Debtors’ rental payment obligations and extension on the lease term. Certain amendments also involved updates to related financing arrangements. These amendments include:

Bankruptcy Court Approval Date:             Amended Lease Agreement/Counterparty

April 14, 2021                     (1) Bank of Utah
(2) AWAS 5234 Trust
(3) Sapucaia Leasing Limited, PK Airfinance US, LLC and PK Air 1
LP

April 15, 2021                     Aviator IV 3058, Limited

April 27, 2021                     Bank of America Leasing Ireland Co.,

May 4, 2021                     (1) NBB Grosbeak Co., Ltd , NBB Cuckoo Co., Ltd., NBB-6658
Lease Partnership, NBB-6670 Lease Partnership and NBB Redstart
Co. Ltd.
(2) Sky High XXIV Leasing Company Limited and Sky High XXV
Leasing Company Limited
(3) SMBC Aviation Capital Limited
May 5, 2021                     (1) JSA International US Holdings LLC and Wells Fargo Trust
Company N.A.
(2) Orix Aviation Systems Limited

May 27, 2021                     (1) Shenton Aircraft Leasing 3 (Ireland) Limited.
(2) Chishima Real Estate Company, Limited and PAAL Aquila Company Limited

May 28, 2021                     MAF Aviation 1 Designated Activity Company

May 30, 2021                     (1) IC Airlease One Limited
(2) UMB Bank, National Association, Macquarie Aerospace
Finance 5125-2 Trust and Macquarie Aerospace Finance 5178
Limited
(3) Wilmington Trust SP Services (Dublin) Limited
(4) Aercap Holdings N.V.
(5) Banc of America Leasing Ireland Co.
(6) Castlelake L.P.
July 1, 2021                     EX-IM Fleet

July 8, 2021                     Greylag Goose Leasing 38887 Designated Activity Company

July 15, 2021                    (1) ECAF I 40589 DAC
(2) Wells Fargo Company, National Associates, as Owner Trustee
(3) Orix Aviation Systems Limited
(4) Wells Fargo Trust Company, N.A.

July 20, 2021                     (1) Avolon AOE 62 Limited
(2) Avolon Aerospace (Ireland) AOE 99 Limited, Avolon Aerospace (Ireland) AOE 100 Limited, Avolon Aerospace (Ireland) AOE 101 Limited, Avolon Aerospace (Ireland) AOE 102 Limited, Avolon Aerospace (Ireland) AOE 103 Limited, Avolon Aerospace AOE 130 Limited, Avolon Aerospace AOE 134 Limited

July 27, 2021                     (1) Merlin Aviation Leasing (Ireland) 18 Limited
(2) JSA International U.S. Holdings, LLC

August 30, 2021                     (1) Yamasa Sangyo Aircraft LA 1 Kumiai and Yamasa Sangyo
Aircraft LA2 Kumiai
(2) Dia Patagonia Ltd. and DIa Iguazu Ltd. Condor Leasing Co.,
Ltd., FC Initial Leasing Ltd., Alma Leasing Co., Ltd., and FI
Timothy Leasing Ltd.
(3) Platero Fleet
(4) SL Alcyone Ltd.
(5) NBB Crow Co., Ltd.
(6) NBB Sao Paulo Lease Co., Ltd., NBB Rio Janeiro Lease Co., Ltd. And NBB Brasilia Lease LLC
(7) Gallo Finance Limited
(8) Orix Aviation Systems Limited

The lease amendment agreements were accounted for as lease modifications (see Note 18).

In relation to several of these lease amendment agreements, the Debtors entered into claims settlement stipulations for prepetition amounts due upon assumption of those agreements.